Income taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes

13. Income taxes

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows.

	Year ended March 31,
	2013	2012	2011
(Loss) income before income taxes
Domestic	$(14,139)	$43,098	$113,971
Foreign	(49,334)	(5,138)	(9,813)

	$(63,473)	$37,960	$104,158
Combined tax rate	25.00%	26.13%	27.89%

Expected income tax (recovery) expense	(15,868)	9,919	29,050
Adjustments
Non-deductible, non-taxable items	2,138	3,880	2,886
Impairment of goodwill	8,543	—	—
Variation in foreign tax rates	275	1,232	830
Deferred income tax rate differences	305	391	464
Change in valuation allowance	1,296	(1,119)	3,107
Investment tax credits—current year	(5,471)	(5,542)	(4,285)
Investment tax credits—prior years	(172)	(3,758)	—
Other	(24)	1,913	3,260

Income tax (recovery) expense	$(8,978)	$6,916	$35,312

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2013	March 31, 2012
Deferred income tax assets
Inventory	$—	$124
Non-capital losses	4,417	—
Foreign non-capital losses	5,430	4,133
Allowance for doubtful receivables	76	—
Derivative contracts	241	181
Deferred revenue	30,493	31,462
Accrued restructuring obligation	1,804	1,965
Accrued warranty obligation	5,038	4,448
Other	1,657	581
Valuation allowance	(5,832)	(4,536)

	43,324	38,358
Deferred income tax liabilities
Inventory	96	—
Intangible assets	4,970	6,827
Property and equipment	572	335
Long-term debt	1,570	2,225
Investment tax credits	3,552	2,969
Deferred financing fees	425	966

	11,185	13,322

Net deferred income tax asset	$32,139	$25,036

Deferred income tax asset—current	$16,056	$14,026
Deferred income tax asset—long-term	22,321	19,897
Deferred income tax liability—long-term	(6,238)	(8,887)

	$32,139	$25,036

The Company had consolidated non-capital losses for income tax purposes of $35,529 at March 31, 2013 (March 31, 2012 – $13,702; March 31, 2011 – $13,589), of which $22,769 will expire at various times through 2033 and $12,760 will carry forward indefinitely.

In assessing the recording of deferred tax assets, management considers whether it is more likely than not that some portion of or all of the deferred tax assets will be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. To the extent that any portion of the deferred tax assets is not more likely than not to be realized, a valuation allowance has been provided.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada, its U.S. subsidiary files federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company and its subsidiaries are generally no longer subject to income tax examinations by tax authorities for years before March 31, 2007. Tax authorities in Canada and the U.S. are conducting examinations of local tax returns for various taxation years ending after March 31, 2007. Notwithstanding management’s belief in the merit of the Company’s tax filing position, it is possible that the final outcome of any audits by taxation authorities may differ from estimates and assumptions used in determining the Company’s consolidated tax provision and accruals, which could result in a material effect on the consolidated income tax provision and the net income for the period in which such determinations are made.

Notwithstanding management’s belief in the merit of the Company’s tax filing positions, it is reasonably possible that the Company’s unrecognized tax benefits, if any, could significantly increase or decrease within the next twelve months, although this change is not likely to have a material impact on the Company’s effective tax rate. Future changes in management’s assessment of the sustainability of tax filing positions may impact the Company’s income tax liability.

The Company recognizes interest related to income taxes in interest expense and penalties related to income taxes in selling, marketing and administration expense in the consolidated statement of operations. The amount of gross interest and penalties accrued was nil at March 31, 2013 and $52 at March 31, 2012. The Company recognized interest and penalty expense related to tax matters of $29, $69 and $86 for the years ended March 31, 2013, 2012 and 2011, respectively.